Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2015
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments will be phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2013	March 2014	March 2015	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital (Note)	3.5%	4.0%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital (Note)	4.5%	5.5%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital (Note)	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.0%	0.0%	0.0%	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital(Note)	90.0%	80.0%	70.0%	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital (Note)	0.0%	20.0%	40.0%	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs	—	—	—	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

Note:	While these measures are included in the revisions to the capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs, have not yet been published.

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2014 and 2015 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2014				2015
	Amount		Ratio		Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required	2,411		4.00		2,934	4.50
Actual	5,304		8.80	(Note)	6,153	9.43
Tier 1 capital:
Required	3,315	(Note)	5.50		3,912	6.00
Actual	6,845		11.35		7,500	11.50
Total risk-based capital:
Required	4,822	(Note)	8.00		5.215	8.00
Actual	8,656		14.36	(Note)	9,508	14.58
MHBK:
Common Equity Tier 1 capital:
Required	2,113	(Note)	4.00		2,574	4.50
Actual	5,387		10.19	(Note)	5,966	10.42
Tier 1 capital:
Required	2,905	(Note)	5.50		3,432	6.00
Actual	6,525		12.35	(Note)	6,943	12.13
Total risk-based capital:
Required	4,226	(Note)	8.00		4,576	8.00
Actual	8,181	(Note)	15.48	(Note)	8,754	15.30
MHTB:
Common Equity Tier 1 capital:
Required	103		4.00		120	4.50
Actual	379		14.76		444	16.67
Tier 1 capital:
Required	141		5.50		160	6.00
Actual	379		14.76		444	16.68
Total risk-based capital:
Required	205		8.00		213	8.00
Actual	457		17.80		512	19.21
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,072		4.00		2,519	4.50
Actual	5,260		10.15		5,787	10.33
Tier 1 capital:
Required	2,849		5.50		3,359	6.00
Actual	6,370		12.29		6,728	12.01
Total risk-based capital:
Required	4,144		8.00		4,479	8.00
Actual	8,072		15.58		8,598	15.35
MHTB:
Common Equity Tier 1 capital:
Required	101		4.00		117	4.50
Actual	375		14.76		437	16.79
Tier 1 capital:
Required	139		5.50		156	6.00
Actual	375		14.76		437	16.79
Total risk-based capital:
Required	203		8.00		208	8.00
Actual	451		17.79		503	19.33

Note:	Certain amounts and ratios as of March 31, 2014 were restated due to a revision of a risk weighted asset of a certain subsidiary of MHFG. The difference between the amounts restated and the amounts previously reported ranged from ¥1 billion to ¥33 billion. The difference between the ratios restated and the ratios previously reported ranged from 0.01% to 0.12%.